Supplemental Guarantor Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2013
Supplemental Guarantor Condensed Consolidating Financial Statements
Supplemental Guarantor Condensed Consolidating Financial Statements

20.                     Supplemental Guarantor Condensed Consolidating Financial Statements

On May 5, 2011 Satmex offered $325,000 in aggregate principal amount of Senior Secured Notes. Satmex exchanged the Senior Secured Notes for $325.0 million of registered 9.5% Senior Secured Notes due 2017 (the “Exchange Notes”).

On April 9, 2012, Satmex offered an additional $35,000 aggregate principal amount of Senior Secured Notes as a tack-on to the Senior Secured Notes (the “Tack-on Notes”) due in 2017, issued in a private placement under Rule 144A and Regulation S of the U.S. Securities Act of 1933, as amended. The Tack-on Notes were exchanged for registered notes on September 28, 2012. The additional Tack-on Notes were priced at 102.00% and will bear interest at an annual fixed rate of 9.50%.

Both the Exchange Notes and the Tack-on Notes are guaranteed by all of Satmex’s U.S. domiciled subsidiaries existing on the issue date (which as of the date of the accompanying consolidated financial statements includes Alterna’TV Corp. and Alterna’TV Int. (the “Guarantors”). Future guarantor subsidiaries are contemplated in the indentures. The guarantees are full and unconditional and are joint and several obligations of the guarantors and are secured by first priority liens on the collateral securing the notes, subject to certain permitted liens. Accordingly, supplemental guarantor condensed consolidating financial statements are included hereon.

The following tables have been prepared in accordance with Regulation S-X Rule 3-10, Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered, in order to present the (i) condensed consolidating balance sheets as of December 31, 2013 and 2012 (Successor registrant), (ii) condensed consolidating statements of operations and condensed statements of cash flows for (a) the years ended December 31, 2013 and 2012 and for the period from May 26, 2011 through December 31, 2011 (Successor registrant) and (b) the period from January 1, 2011 through May 25, 2011 (Predecessor Registrant), of Satmex, which is the issuer of the Senior Secured Notes and the Tack-on Notes, and of the Guarantors (which are combined for this purpose), the Non-Guarantors, and the elimination entries necessary to consolidate the issuer with the Guarantor and Non-Guarantor subsidiaries. Satmex’s investments in subsidiaries in the accompanying guarantor information are accounted for under the equity method, representing acquisition cost adjusted for Satmex’s share of the subsidiary’s cumulative results of operations, capital contributions, distributions and other equity changes. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions.

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Balance Sheets

As of December 31, 2013

(In thousands of U. S. dollars)

	Successor Registrant
	Satmex	Guarantor	Non Guarantor	Eliminations upon
	Issuer	Subsidiaries	Subsidiaries	consolidation	Consolidated
Assets
Current assets:
Cash and cash equivalents	$25,244	$879	$3,673	$—	$29,796
Accounts receivable, net	14,936	3,343	5,539	(7,248)	16,570
Prepaid insurance and other assets	4,985	221	1	—	5,207
Deferred tax assets	—	—	79	—	79
Total current assets	45,165	4,443	9,292	(7,248)	51,652

Satellites and equipment, net	641,772	63	—	—	641,835
Concessions, net	39,020	—	—	—	39,020
Due from related parties	3,503	—	896	(4,399)	—
Intangible assets and other assets	8,127	1,330	—	—	9,457
Deferred financing cost	8,054	—	—	—	8,054
Guarantee deposits and other assets	2,884	188	—	—	3,072
Deferred tax assets	60,284	1,067	—	—	61,351
Non-current assets held for sale	7,444	—	—	—	7,444

Total	$816,253	$7,091	$10,188	$(11,647)	$821,885
Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable, accrued expenses and other	$72,821	$3,684	$19,765	$(7,248)	$89,022
Deferred revenue	3,467	—	—	—	3,467
Income tax payable	—	—	35	—	35
Total current liabilities	76,288	3,684	19,800	(7,248)	92,524

Debt obligations	360,000	—	—	—	360,000
Deferred revenue and other liabilities	29,339	3,645	896	(4,399)	29,481
Investment in subsidiaries	10,746	—	14	(10,760)	—
Non-current liabilities held for sale	2,680	—	—	—	2,680
Total liabilities	479,053	7,329	20,710	(22,407)	484,685

Shareholders’ equity:
Paid-in capital	315,662	100	36,000	(36,100)	315,662
Retained earnings	20,331	(338)	(46,522)	46,860	20,331
Additional paid-in capital	1,207	—	—	—	1,207
Total shareholders’ equity	337,200	(238)	(10,522)	10,760	337,200

Total	$816,253	$7,091	$10,188	$(11,647)	$821,885

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Balance Sheets

As of December 31, 2012

(In thousands of U. S. dollars)

	Successor Registrant
			Non
	Satmex	Guarantor	Guarantor	Eliminations upon
	Issuer	Subsidiaries	Subsidiaries	Consolidation	Consolidated
Assets
Current assets:
Cash and cash equivalents	$58,873	$921	$4,021	$—	$63,815
Restricted cash	4,900	—	—	—	4,900
Accounts receivable, net	8,760	3,006	3,532	(4,743)	10,555
Prepaid insurance and other assets	8,552	129	8	—	8,689
Deferred tax assets	1,566	909	—	—	2,475
Total current assets	82,651	4,965	7,561	(4,743)	90,434

Satellites and equipment, net	550,351	83	—	—	550,434
Concessions, net	39,239	—	—	—	39,239
Due from related parties	4,003	—	960	(4,963)	—
Intangible assets and other assets	30,772	2,168	—	—	32,940
Investment in subsidiaries	4,271	—	—	(4,271)	—
Deferred financing cost	11,390	—	—	—	11,390
Non-current assets held for sale	18,042	—	—	3,614	21,656

Total	$740,719	$7,216	$8,521	$(10,363)	$746,093

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable, accrued expenses and other	$41,286	$3,240	$3,128	$(4,742)	$42,912
Deferred revenue	3,605	—	—	—	3,605
Income tax payable	—	—	11	—	11

Total current liabilities	44,891	3,240	3,139	(4,742)	46,528

Debt obligations	360,000	—	—	—	360,000
Other long-term liabilities	27,317	4,003	960	(4,963)	27,317
Non-current liabilities held for sale	3,272	—	—	—	3,272
Long-term deferred tax liabilities	7,243	15	108	—	7,366
Total liabilities	442,723	7,258	4,207	(9,705)	444,483

Shareholders’ equity:
Paid-in capital	275,662	100	—	(100)	275,662
Retained earnings	22,334	(142)	4,314	(4,172)	22,334
Noncontrolling interest	—	—	—	3,614	3,614

Total shareholders’ equity	297,996	(42)	4,314	(658)	301,610

Total	$740,719	$7,216	$8,521	$(10,363)	$746,093

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Loss

For the year ended December 31, 2013

(In thousands of U. S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated
Continuing operations:
Revenues:
Satellite services	$122,258	$—	$—	$(2,194)	$120,064
Programming distribution services	—	12,792	—	—	12,792
Services companies	—	—	15,660	(15,660)	—
	122,258	12,792	15,660	(17,854)	132,856

Cost of satellite services	11,494	—	4,593	(4,808)	11,279
Cost of programming distribution services	—	10,105	—	(2,194)	7,911
Selling and administrative expenses	31,845	1,861	62,036	(10,852)	84,890
Depreciation and amortization	58,459	794	—	—	59,253
	101,798	12,760	66,629	(17,854)	163,333

Operating income (loss)	20,460	32	(50,969)	—	(30,477)

Interest (expense) income, net and other	(81,331)	(300)	118	51,030	(30,483)

Loss from continuing operations before income tax	(60,871)	(268)	(50,851)	51,030	(60,960)

Income tax benefit	(65,961)	(72)	(17)	—	(66,050)

Net income (loss) from continuing operations	5,090	(196)	(50,834)	51,030	5,090

Discontinued operations:
Loss from operations of discontinued component broadband satellite services	(7,093)	—	—	—	(7,093)

Net loss attributable to Satélites Mexicanos, S. A. de C. V.	$(2,003)	$(196)	$(50,834)	$51,030	$(2,003)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Income

For the year ended December 31, 2012

(In thousands of U. S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated
Continuing operations:
Revenues:
Satellite services	$120,358	$—	$—	$(1,689)	$118,669
Programming distribution services	—	14,504	—	—	14,504
Services companies	—	—	14,109	(14,109)	—
	120,358	14,504	14,109	(15,798)	133,173

Cost of satellite services	12,305	—	4,032	(4,516)	11,821
Cost of programming distribution services	—	10,129	—	(1,689)	8,440
Selling and administrative expenses	17,124	1,756	9,096	(9,593)	18,383
Depreciation and amortization	63,237	893	—	—	64,130
	92,666	12,778	13,128	(15,798)	102,774

Operating income	27,692	1,726	981	—	30,399

Interest (expense) income, net and other	(1,854)	(251)	336	(2,353)	(4,122)

Income from continuing operations before income tax	25,838	1,475	1,317	(2,353)	26,277

Income tax (benefit) expense	(15,378)	548	337	—	(14,493)

Net income from continuing operations	41,216	927	980	(2,353)	40,770

Discontinued operations:
Income from operations of discontinued component broadband satellite services	549	—	—	—	549

Net income	41,765	927	980	(2,353)	41,319

Less: Net income attributable to noncontrolling interest	—	—	—	103	103

Net income attributable to Satélites Mexicanos, S. A. de C. V.	$41,765	$927	$980	$(2,456)	$41,216

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of (Loss) Income

For the period from May 26, 2011 through December 31, 2011

(In thousands of U. S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated
Continuing operations:
Revenues:
Satellite services	$63,505	$—	$—	$(747)	$62,758
Programming distribution services	1,063	6,513	—	(13)	7,563
Services companies	—	—	9,050	(9,050)	—
	64,568	6,513	9,050	(9,810)	70,321

Cost of satellite services	6,533	—	2,549	(2,891)	6,191
Cost of programming distribution services	636	4,489	—	(732)	4,393
Selling and administrative expenses	10,465	1,332	5,861	(6,020)	11,638
Depreciation and amortization	45,110	714	—	—	45,824
	62,744	6,535	8,410	(9,643)	68,046

Operating income (loss)	1,824	(22)	640	(167)	2,275

Interest expense, net and other	(9,059)	(121)	(472)	301	(9,351)

(Loss) income from continuing operations before income tax	(7,235)	(143)	168	134	(7,076)

Income tax expense (benefit)	11,647	(347)	100	—	11,400

Net (loss) income from continuing operations	(18,882)	204	68	134	(18,476)

Discontinued operations:
Loss from operations of discontinued component broadband satellite services	(381)	—	—	—	(381)

Net (loss) income	(19,263)	204	68	134	(18,857)

Less: Net income attributable to noncontrolling interest	—	—	—	25	25

Net income (loss) attributable to Satélites Mexicanos, S.A. de C. V.	$(19,263)	$204	$68	$109	$(18,882)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Loss (Income)

For the period from January 1, 2011 through May 25, 2011

(In thousands of U. S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated
Continuing operations:
Revenues:
Satellite services	$46,577	$—	$—	$(689)	$45,888
Programming distribution services	761	4,040	—	(15)	4,786
Services companies	—	—	12,739	(12,739)	—
	47,338	4,040	12,739	(13,443)	50,674

Cost of satellite services	4,586	—	1,960	(2,145)	4,401
Cost of programming distribution services	454	2,875	—	(704)	2,625
Selling and administrative expenses	5,535	595	9,947	(10,594)	5,483
Depreciation and amortization	16,682	167	—	(167)	16,682
Reorganization expenses	28,766	—	—	—	28,766
	56,023	3,637	11,907	(13,610)	57,957

Operating (loss) income	(8,685)	403	832	167	(7,283)

Interest expense, net and other	(17,761)	(93)	175	(1,619)	(19,298)

(Loss) income from continuing operations before income tax	(26,446)	310	1,007	(1,452)	(26,581)

Income tax expense	2,317	1	292	—	2,610

Net (loss) income from continuing operations	(28,763)	309	715	(1,452)	(29,191)

Discontinued operations:
Income from operations of discontinued component broadband satellite services	431	—	—	—	431

Net (loss) income	(28,332)	309	715	(1,452)	(28,760)

Less: Net income attributable to noncontrolling interest	—	—	—	3	3

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(28,332)	$309	$715	$(1,455)	$(28,763)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2013

(In thousands of U.S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities:

Net cash provided by operating activities	$62,597	$(40)	$(36,348)	$—	$26,209

Cash flows from investing activities:
Investment in shares	(36,000)	—	—	36,000	—
Construction in progress - satellites (including capitalized interest)	(100,971)	—	—	—	(100,971)
Orbital position Satmex 9	(1,361)	—	—	—	(1,361)
Acquisition of equipment	(2,014)	(2)	—	—	(2,016)
Net cash used in investing activities	(140,346)	(2)	—	36,000	(104,348)

Cash flows from financing activities:
Proceeds from equity interest	40,000	—	36,000	(36,000)	40,000
Net cash provided by (used in) financing activities	40,000	—	36,000	(36,000)	40,000

Cash flows of discontinued operation:
Net cash used in operating activities	(1,457)	—	—	—	(1,457)
Net cash used in investing activities	(195)	—	—	—	(195)
Net cash used in financing activities	(2,407)	—	—	—	(2,407)

Cash and cash equivalents:
Net change in cash and equivalents	(41,808)	(42)	(348)	—	(42,198)
Cash and equivalents at beginning of year	69,710	921	4,021	—	74,652
Cash and equivalents at end of year	$27,902	$879	$3,673	$—	$32,454

Less: Cash and equivalents at end of year from discontinued operations	2,658	—	—	—	2,658
Cash and equivalents at end of year from continuing operations	$25,244	$879	$3,673	$—	$29,796

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2012

(In thousands of U.S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities:

Net cash provided by operating activities	$80,069	$(56)	$970	$—	$80,983

Cash flows from investing activities:
Investment in shares
Construction in progress - satellites (including capitalized interest)	(114,678)	—	—	—	(114,678)
Restricted cash-satellite Satmex 8	(4,900)	—	—	—	(4,900)
Acquisition of equipment	(1,524)	(12)	—	—	(1,536)
Net cash used in investing activities	(121,102)	(12)	—	—	(121,114)

Cash flows from financing activities:
Issuance of Notes and expenses	35,700	—	—	—	35,700
Deferred financing costs	(1,221)	—	—	—	(1,221)
Net cash provided by financing activities	34,479	—	—	—	34,479

Cash flows of discontinued operation:
Net cash provided by operating activities	1,515	—	—	—	1,515
Net cash used in investing activities	(462)	—	—	—	(462)

Cash and cash equivalents:
Net change in cash and equivalents	(5,501)	(68)	970	—	(4,599)
Cash and equivalents at beginning of year	75,211	989	3,051	—	79,251
Cash and equivalents at end of year	$69,710	$921	$4,021	$—	$74,652

Less: Cash and equivalents at end of year from discontinued operations	10,837	—	—	—	10,837
Cash and equivalents at end of year from continuing operations	$58,873	$921	$4,021	$—	$63,815

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the period from May 26, 2011 through December 31, 2011

(In thousands of U.S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities:

Net cash provided by (used in) operating activities	$33,165	$(3,806)	$2,405	$—	$31,764

Cash flows from investing activities:
Construction in progress - satellites (including capitalized interest)	(150,537)	—	—	—	(150,537)
Acquisition of equipment	(1,393)	(47)	—	—	(1,440)
Net cash used in investing activities	(151,930)	(47)	—	—	(151,977)

Cash flows from financing activities:
Proceeds from equity interest	90,000	—	—	—	90,000
Repayment of First Priority Old Notes	(238,237)	—	—	—	(238,237)
Deferred financing costs	(333)	—	—	—	(333)
Net cash used in financing activities	(148,570)	—	—	—	(148,570)

Cash flows of discontinued operation:
Net cash provided by operating activities	590	—	—	—	590
Net cash used in investing activities	(187)	—	—	—	(187)

Cash and cash equivalents:
Net change in cash and equivalents	(266,932)	(3,853)	2,405	—	(268,380)
Cash and equivalents at beginning of period	342,143	4,842	646	—	347,631
Cash and equivalents at end of period	$75,211	$989	$3,051	$—	$79,251

Less: Cash and equivalents at end of period from discontinued operations	9,818	—	—	—	9,818
Cash and equivalents at end of period from continuing operations	$65,393	$989	$3,051	$—	$69,433

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the period from January 1, 2011 through May 25, 2011

(In thousands of U.S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities:

Net cash provided by (used in) operating activities	43,594	(35,570)	(763)	—	7,261

Cash flows from investing activities:
Construction in progress - satellites (including capitalized interest)	(42,334)	—	—	—	(42,334)
Acquisition of equipment	(511)	(57)	—	—	(568)
Net cash used in investing activities	(42,845)	(57)	—	—	(42,902)

Cash flows from financing activities:
Insurance of senior secured notes	325,000	—	—	—	325,000
Deferred financing costs	(18,247)	—	—	—	(18,247)
Net cash provided by financing activities	306,753	—	—	—	306,753

Cash flows of discontinued operation:
Net cash provided by operating activities	874	—	—	—	874
Net cash used in investing activities	(67)	—	—	—	(67)

Cash and cash equivalents:
Net change in cash and equivalents	308,309	(35,627)	(763)	—	271,919
Cash and equivalents at beginning of period	33,834	40,469	1,409	—	75,712
Cash and equivalents at end of period	$342,143	$4,842	$646	$—	$347,631

Less: Cash and equivalents at end of period from discontinued operations	9,636	—	—	—	9,636

Cash and equivalents at end of period from continuing operations	$332,507	$4,842	$646	$—	$337,995